Investments with Continuous Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 1,394,934	$ 1,178,999
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(3,495)	(6,914)
Investments with continuous unrealized losses for 12 months or greater, Fair value	351,611	118,581
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(2,179)	(1,618)
Total Investments with continuous unrealized losses, Fair value	1,746,545	1,297,580
Total Investments with continuous unrealized losses, Unrealized losses	(5,674)	(8,532)
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	1,199,879	944,769
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(2,994)	(5,762)
Investments with continuous unrealized losses for 12 months or greater, Fair value	257,258	97,770
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(1,666)	(1,410)
Total Investments with continuous unrealized losses, Fair value	1,457,137	1,042,539
Total Investments with continuous unrealized losses, Unrealized losses	(4,660)	(7,172)
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	177,953	214,719
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(487)	(1,104)
Investments with continuous unrealized losses for 12 months or greater, Fair value	89,350	19,811
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(508)	(208)
Total Investments with continuous unrealized losses, Fair value	267,303	234,530
Total Investments with continuous unrealized losses, Unrealized losses	(995)	(1,312)
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	17,102	19,511
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(14)	(48)
Investments with continuous unrealized losses for 12 months or greater, Fair value	5,003	1,000
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(5)
Total Investments with continuous unrealized losses, Fair value	22,105	20,511
Total Investments with continuous unrealized losses, Unrealized losses	$ (19)	$ (48)